OTHER ASSETS (Tables)	6 Months Ended
Jun. 30, 2023
Subclassifications of assets, liabilities and equities [abstract]
Disclosure of Other Assets

(US$ MILLIONS)	June 30, 2023	December 31, 2022
Current
Work in progress (1)	$548	$469
Prepayments and other assets	1,169	1,039
Assets held for sale (2)	1,021	350
Total current	$2,738	$1,858
Non-current
Prepayments and other assets	$580	$515
Total non-current	$580	$515
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(1)See Note 15 for additional information.
(2)Assets held for sale as at June 30, 2023 includes the North American retail gas station assets of the partnership’s road fuels operations and a majority of the assets within the partnership’s automotive aftermarket parts remanufacturing operations.